CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
OPERATING ACTIVITIES
Net loss	$ (32,555,633)	$ (23,601,170)	$ (599,471)
Depreciation and amortization	4,981,575	623,022
Impairment of property and equipment	4,139,522
Net effect of fair value changes in biological assets	(1,243,340)	278,920
Share based compensation	492,631	2,996,710	258,896
Transaction costs - share based compensation		1,577,527
Impairment of goodwill and intangible assets	23,911,485	5,160,741
Interest expense	3,742,194
Lease amortization		256,354
Foreign exchange gain	75,721
Current income tax expense	3,714,666
Accretion expense	434,331	992,202
Gain on change in fair value of derivative liabilities	(4,779,693)	(369,913)
Loss on disposal of assets		90,100
Acquired fair value differences included in cost of sales	4,000,000
Changes in working capital items
Inventory	1,401,762	37,160
Receivables	(36,022)	(176,490)	(5,293)
Accounts payable and accrued liabilities	(2,832,043)	1,272,139	(237,447)
Prepaid expenses and deposits	62,708	(504,155)
Cash (used)/provided by operating activities	5,509,864	(11,366,853)	(583,315)
INVESTING ACTIVITIES
Change in restricted cash			(299)
Purchases of property and equipment	(509,624)	(208,079)
Loans to acquisition targets		(6,245,000)
Deposits on property and equipment		(4,880)
Net cash outflow on acquisition of subsidiaries	(1,586,942)	(8,876,776)
Cash used in investing activities	(4,542,741)	(18,676,359)	(299)
FINANCING ACTIVITIES
Issuance of common shares, net	5,695,345	3,971,266	705,159
Issuance of convertible debentures		35,196,052	(11,908)
Issuance of convertible debentures on exercise of warrants	653,632
Payments on promissory notes payable	(9,090,000)
Cash proceeds from options	39,028
Cash proceeds from warrants	729,589
Payments of long term debt	(79,421)
Lease payments made	(1,758,391)
Interest paid in cash	(3,291,295)
Cash provided by financing activities	(7,101,513)	39,167,318	693,251
Effect of foreign exchange on cash	143,788	(266,246)	99,532
(Decrease)/Increase in cash during the year	(5,990,602)	8,857,860	209,169
Cash, beginning of year	9,067,095	209,235	66
Cash, end of year	3,076,493	9,067,095	$ 209,235
Megawood
INVESTING ACTIVITIES
Payment of consideration payable	(231,395)
EFF acquisition
INVESTING ACTIVITIES
Payment of liabilities assumed on acquisition		$ (3,341,624)
Swell acquisition
INVESTING ACTIVITIES
Payment of liabilities assumed on acquisition	(1,070,907)
Silver State
INVESTING ACTIVITIES
Payment of consideration payable	$ (1,143,873)